Loans, borrowings, cash and cash equivalents and short-term investments (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 6,479	$ 3,609	$ 4,983	$ 4,736
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,625	953
Country Of U S [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	4,620	2,516
Other Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	234	140
Total Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 6,479	$ 3,609